Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 215,856	$ 275,469	$ 274,663
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	164,799	161,290	153,091
Stock-based compensation	12,141	10,463	5,312
Amortization of Series B, C and D related issuance costs, net	579	773	399
Deferred income taxes and reserve, net	(13,165)	(2,219)	39,095
Gain on sale of property, plant and equipment	(651)	(18,995)	(14,457)
Gain on sale of investments, remeasurement of investments held under fair value method	4,990	(7,360)	(15,153)
Equity in net earnings of affiliated companies and partnerships, net of dividend received(*)	10,046	11,368	7,724
Changes in operating assets and liabilities, net of amounts acquired:
Decrease (increase) in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses	(96,594)	97,151	(430,296)
Increase in inventories, net	(351,594)	(305,058)	(336,221)
Increase (decrease) in trade payables, other payables and accrued expenses	175,446	(123,289)	105,201
Severance, pension and termination indemnities, net	(24,331)	(51,689)	9,834
Increase in contract liabilities	16,187	192,164	617,740
Net cash provided by operating activities	113,709	240,068	416,932
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets	(187,037)	(205,110)	(188,624)
Acquisitions of subsidiaries and business operations, net of cash assumed (Schedule A)	(10,380)	(12,430)	(385,011)
Investments in affiliated companies and other companies, net	(5,416)	(4,466)	(1,828)
Deferred payment on acquisition	0	81,487	0
Deferred payment on acquisition	0	50,749	60,560
Proceeds from sale of property, plant and equipment	1,466	24,882	25,745
Proceeds from sale of investments	151	11,651	16,177
Proceeds from sale of long-term deposits, net	83	186	481
Payments to acquire short-term investments	(9,467)
Proceeds from sale, maturity and collection of short-term investments		2,567	5,899
Net cash used in investing activities	(210,600)	(151,982)	(587,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	30	24	20
Issuance of commercial paper	313,620	0	0
Repayment of long-term loans	(246,231)	(122,353)	(536,062)
Proceeds from long-term loans	20,000	39,547	476,273
Issuance of Series B, C, D Notes, net of issuance costs	0	0	575,249
Repayment of Series B, C and D Notes	(62,434)	(65,379)	0
Dividends paid	(89,248)	(86,813)	(79,175)
Change in short-term bank credit and loans, net	147,475	99,003	(285,317)
Net cash provided by (used in) financing activities	83,212	(135,971)	150,988
Net decrease in cash and cash equivalents	(13,679)	(47,885)	(19,801)
Cash and cash equivalents at the beginning of the year	211,108	258,993	278,794
Cash and cash equivalents at the end of the year	197,429	211,108	258,993
Supplemental Cash Flow Information [Abstract]
Dividends received from affiliated companies and partnerships	22,321	18,409	30,323
Income taxes, net	30,708	75,593	38,168
Interest	66,766	25,579	18,990
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents)	246	5,085	(55,589)
Property, plant and equipment	19	5,163	32,094
Other long-term assets	77	0	1,612
Goodwill and other intangible assets	16,220	38,017	451,101
Purchase price	0	(8,191)	0
Deferred income taxes	0	(171)	(33,088)
Employee benefit liabilities, net	0	(269)	(653)
Long-term liabilities	(6,182)	(27,204)	(10,466)
Purchase price	10,380	12,430	385,011
Estimated net fair value of assets and liabilities that exited consolidation scope was as follows:
Working capital (deficit), net (excluding cash and cash equivalents)	0	(35,901)	0
Property, plant and equipment	0	(48,365)	0
Other long-term assets	0	(4,254)	0
Other long-term liabilities	0	12,870	0
Other comprehensive income	0	(3,177)	0
Non-controlling interest	0	11,275	0
Gain from deconsolidation	0	(13,935)	0
Recognized Identifiable Net Assets (Liabilities) Deconsolidated, Less Noncontrolling Interest	0	(81,487)	0
Purchase of property and equipment with accounts payable	$ 82,515	$ 41,272	$ 0